Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ March 31, 2026 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.1%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$64	1 yr. RFUCC Treasury + 1.74%	6.377%	11/01/36	$66,504
78	1 yr. RFUCC Treasury + 1.91%	6.511	10/01/36	81,047
	Total Agency Adjustable Rate Mortgages (Cost $150,973)			147,551

	Agency Fixed Rate Mortgages (21.3%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
68		3.00	12/01/49	59,559
	Gold Pools:
78		6.50	03/01/29 - 09/01/32	81,496
47		7.50	05/01/35	49,014
23		8.00	08/01/32	23,602
27		8.50	08/01/31	28,093
	Federal National Mortgage Association,
	April TBA:
10,000	(a)	4.50	04/01/56	9,645,313
24,500	(a)	5.00	04/01/56	24,152,599
9,100	(a)	5.50	04/01/56	9,139,457
	Conventional Pools:
175		2.50	02/01/50	150,299
296		3.00	05/01/49 - 11/01/49	261,285
208		3.50	01/01/48 - 07/01/49	192,763
118		4.50	06/01/48 - 09/01/48	113,696
30		5.00	01/01/41	29,999
54		5.50	09/01/35	55,426
7		6.50	06/01/29 - 02/01/33	6,895
—@		7.00	05/01/31	436
75		7.50	08/01/37	79,149
54		8.00	04/01/33	56,831
61		8.50	10/01/32	64,042
	Government National Mortgage Association,
	Various Pools:
725		3.50	08/20/45 - 07/20/46	675,481
242		4.00	07/15/44	231,589
22		4.50	04/20/49	21,386
230		5.00	01/20/40 - 12/20/48	231,925
5		5.125	11/20/37	5,359

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ March 31, 2026 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$150			5.25%	04/20/36 - 09/20/39	$153,023
308			5.375	02/20/36 - 08/20/40	314,383
1,726			6.00	06/15/28 - 06/20/53	1,780,657
410			6.50	06/20/53	432,094
13			7.00	07/20/29	13,005
28			8.00	06/15/26 - 08/15/31	29,463
—@			8.50	07/15/30	63
	Total Agency Fixed Rate Mortgages (Cost $48,866,408)				48,078,382

	Collateralized Mortgage Obligations - Agency Collateral Series (88.6%)
	Federal Home Loan Mortgage Corporation,
	IO REMIC
1,077	5.89% - SOFR30A		2.213(b)	11/15/43	79,403
	REMIC
13,351			5.50	02/25/54 - 09/25/54	13,148,449
29,676			6.00	07/25/53 - 06/25/55	30,195,753
4,644			6.25	01/25/54	4,932,408
2,924			6.50	11/25/53	3,105,174
1,889	21.30% - 3.00 x SOFR30A		7.20 (b)	10/25/55	1,933,437
2,638	15.51% - 2.20 x SOFR30A		7.454(b)	12/25/54	2,666,988
2,254	15.62% - 2.20 x SOFR30A		7.564(b)	01/25/55	2,315,159
1,615	21.15% - 3.00 x SOFR30A		8.25 (b)	06/25/55	1,664,360
732	SOFR30A + 4.70%		8.362(c)	02/25/55	729,610
771	21.00% - 3.00 x SOFR30A	1	0.014(b)	02/25/55	849,738
1,924	30.53% - 5.50 x SOFR30A	1	0.385(b)	12/25/55	2,058,938
	Federal National Mortgage Association,
	IO REMIC
62	6.44% - SOFR30A		2.774(b)	08/25/41	337
	REMIC
1,324			0.00 (d)	11/25/53	1,105,654
7,883			6.00	10/25/53 - 03/25/54	7,936,886
5,048			6.25	08/25/53	5,360,038
2,854	17.83% - 3.00 x SOFR30A		6.839(b)	06/25/54	2,844,718
1,872	21.30% - 3.00 x SOFR30A		7.20 (b)	10/25/55	1,913,403
4,571	15.62% - 2.20 x SOFR30A		7.564(b)	01/25/55	4,700,610
886	SOFR30A + 4.00%		7.662(c)	03/25/55	912,451
1,454	21.19% - 3.29 x SOFR30A		9.161(b)	02/25/55	1,522,954

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ March 31, 2026 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association,
	IO REMIC
$152			5.00%	02/16/41	$29,247
	REMIC
3,247			5.00	08/20/54	3,210,887
8,148			5.50	02/20/54 - 09/20/54	8,195,352
67,990	(e)		6.00	05/20/53 - 12/20/53	70,191,554
10,104			6.50	11/20/53	10,590,826
974	36.00% - 6.00 x SOFR30A		7.50 (b)	09/20/55	994,290
2,640	SOFR30A + 4.30%		7.973(c)	04/20/55 - 05/20/55	2,688,875
1,326	22.55% - 3.73 x SOFR30A		8.858(b)	07/20/53	1,411,522
1,163	22.73% - 3.67 x SOFR30A		9.266(b)	10/20/52	1,204,542
4,000	22.92% - 3.67 x SOFR30A		9.467(b)	03/20/56	4,299,919
3,964	29.98% - 5.50 x SOFR30A		9.774(b)	11/20/55	4,303,715
1,994	30.25% - 5.50 x SOFR30A	1	0.049(b)	02/20/56	2,157,432
996	21.45% - 3.00 x SOFR30A	1	0.431(b)	10/20/53	1,103,749
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $198,605,972)				200,358,378

	Commercial Mortgage-Backed Securities (0.3%)
6,143	BANK 2019-BNK21, IO		0.818(c)	10/17/52	144,128
1,033	Citigroup Commercial Mortgage Trust, IO		0.457(c)	11/10/48	10
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
	IO
30,388			0.316(c)	11/25/27	130,312
23,989			0.327(c)	04/25/32	445,533
1,021	GS Mortgage Securities Trust, IO		0.339(c)	10/10/48	10
6,789	JP Morgan Chase Commercial Mortgage Securities Trust, IO		0.517(c)	12/15/49	8,430
	Total Commercial Mortgage-Backed Securities (Cost $735,120)				728,423

	Mortgages - Other (5.2%)
945	Cascade Funding Mortgage Trust, Class B3 (f)		2.983(c)	07/25/57	505,382
1,969	Champs Trust, Class A (f)		7.721(c)	10/25/60	2,019,567
	FARM Mortgage Trust
816	(f)		2.957(c)	01/25/52	613,102
868	(f)		3.035(c)	03/25/52	652,780
650	(f)		3.228(c)	07/25/51	498,334
1,640	(f)		5.077(c)	10/01/53	1,433,625
1,879	(f)		5.63 (c)	08/01/55	1,679,204

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ March 31, 2026 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$2,456	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	3.00%	08/25/57 - 05/25/60	$2,160,184
	GS Mortgage-Backed Securities Trust
1,321	(f)	3.186(c)	01/25/53	817,427
838	(f)	3.406(c)	10/25/50	524,264
1,625	Sequoia Mortgage Trust, Class B4 (f)	2.862(c)	11/25/51	812,283
	Total Mortgages - Other (Cost $11,167,085 )			11,716,152

	U.S. Agency Security (3.2%)
6,935	Tennessee Valley Authority (Cost $7,082,306)	5.25	09/15/39	7,281,019

NUMBER OF SHARES (000)
	Short-Term Investment (1.1%)
	Investment Company (1.1%)
2,494	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (g) (Cost $2,493,839)			$2,493,839
	Total Investments (Cost $269,101,703 ) (h)(i)		119.8%	270,803,744
	Liabilities in excess of Other Assets		(19.8)	(44,790,975)
	Net Assets		100.0%	$226,012,769

@	Principal amount is less than $500.
(a)	Security is subject to delayed delivery.
(b)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2026.
(c)	Floating or variable rate securities: The rates disclosed are as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Capital appreciation bond.
(e)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(f)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by $1,460 relating to the Fund's investment in the Liquidity Fund.
(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.
(i)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,953,810 and the aggregate gross unrealized depreciation is approximately $4,344,215, resulting in net unrealized depreciation of approximately $390,405.
IO	Interest Only Security.
REMIC	Real Estate Mortgage Investment Conduit.
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
TBA	To Be Announced.

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ March 31, 2026 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2026:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note (United States)	284	Jun-26	$56,800	$58,914,468	$126,468
U.S. Treasury 10 yr. Note (United States)	760	Jun-26	76,000	84,395,625	(1,401,250)
U.S. Treasury 10 yr. Ultra Note (United States)	401	Jun-26	40,100	45,519,766	(817,664)
					$(2,092,446)

PORTFOLIO COMPOSITION

CLASSIFICATION	PERCENTAGE OF TOTAL INVESTMENTS
Collateralized Mortgage Obligations - Agency Collateral Series	74.0%
Agency Fixed Rate Mortgages	17.7
Mortgages - Other	4.3
U.S. Agency Security	2.7
Short-Term Investment	0.9
Commercial Mortgage-Backed Securities	0.3
Agency Adjustable Rate Mortgages	0.1
Total	100.0	%*

*	Does not include open futures contracts with a value of $188,829,859 and total unrealized depreciation of $2,092,446.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to the Portfolio of Investments ■ March 31, 2026 (unaudited)

A. Valuation of Investments— (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to the Portfolio of Investments ■ March 31, 2026 (unaudited) continued

Reverse Repurchase Agreement

Reverse repurchase agreement outstanding as of March 31, 2026 was as follows:

COUNTERPARTY	TRADE DATE	MATURITY DATE	INTEREST RATE PAID	CURRENCY CODE	PRINCIPAL AMOUNT	VALUE INCLUDING ACCRUED INTEREST
Toronto-Dominion Bank	3/27/26	On Demand(a)	3.880%	USD	$5,852,253	$5,855,407

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At March 31, 2026, the type of security pledged as collateral for the open reverse repurchase agreement was a Collateralized Mortgage Obligation having an aggregate market value of $6,028,668.

Based on the short-term nature of the borrowing under the reverse repurchase agreement, the carrying value of the payable for the reverse repurchase agreement approximated its fair value at March 31, 2026. If measured at fair value, borrowing under the reverse repurchase agreement would have been considered as Level 2 in the fair value hierarchy at March 31, 2026.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to the Portfolio of Investments ■ March 31, 2026 (unaudited) continued

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to the Portfolio of Investments ■ March 31, 2026 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$147,551	$—	$147,551
Agency Fixed Rate Mortgages	—	48,078,382	—	48,078,382
Collateralized Mortgage Obligations - Agency Collateral Series	—	200,358,378	—	200,358,378
Commercial Mortgage-Backed Securities	—	728,423	—	728,423
Mortgages - Other	—	11,716,152	—	11,716,152
U.S. Agency Security	—	7,281,019	—	7,281,019
Total Fixed Income Securities	—	268,309,905	—	268,309,905
Short-Term Investment
Investment Company	2,493,839	—	—	2,493,839
Future Contract	126,468	—	—	126,468
Total Assets	2,620,307	268,309,905	—	270,930,212
Liabilities:
Futures Contracts	(2,218,914)	—	—	(2,218,914)
Total	$401,393	$268,309,905	$—	$268,711,298

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.